Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories
8.	Inventories
Inventories as at December 31, 2021 and 2022, are as follows:

	December 31, 2021						December 31, 2022
( i n millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation Allowance		Book amount
Merchandise	￦	601,360	￦	(120,304)	￦	481,056	￦	768,748	￦	(96,010)	￦	672,738
Others		33,089		—		33,089		44,935		—		44,935

Total	￦	634,449	￦	(120,304)	￦	514,145	￦	813,683	￦	(96,010)	￦	717,673

Cost of inventories recognized as expenses for year ended December 31, 2022, amounts to
￦
3,485,288 million (2020:
￦
3,938,842 million, 2021:
￦
3,787,203 million) and reversal of valuation loss on inventory recognized amounts to
￦
24,294 million for year ended December 31, 2022 (2020: valuation loss on inventory amounts to
￦
11,214 million, 2021: valuation loss on inventory amounts to
￦
12,920 million).